As filed with the Securities and Exchange Commission on December 30, 2009

Registration No  333-152224

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 257	☑

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on February 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on _____________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product VII and M’s Versatile Product VIII Flexible Premium Variable Life Insurance Policies.

Filing fee: None

     This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 5 to Registration Statement No. 333-152224 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on November 3, 2009. Post-Effective Amendment No. 5 was scheduled to become effective on January 2, 2010. The contents of Post-Effective Amendment No. 5 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 6 is intended to become effective on February 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 30th day of December, 2009.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Chairman of the Board, President and Chief Executive Officer

*By:	/s/ SHARON A. CHEEVER

Sharon A. Cheever
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on April 22, 2009, File No. 333-152224, Accession No. 0000892569-09-000468, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

* James T. Morris	Chairman of the Board, President and Chief Executive Officer	December 30, 2009

* Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	December 30, 2009

* Sharon A. Cheever	Director, Senior Vice President and General Counsel	December 30, 2009

* Audrey L. Milfs	Director, Vice President and Corporate Secretary	December 30, 2009

* Michael A. Bell	Executive Vice President	December 30, 2009

* Edward R. Byrd	Senior Vice President and Chief Accounting Officer	December 30, 2009

* Denis P. Kalscheur	Vice President and Treasurer	December 30, 2009

* Brian D. Klemens	Vice President and Controller	December 30, 2009

*By:	/s/ SHARON A. CHEEVER

Sharon A. Cheever
as attorney-in-fact

(Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on April 22, 2009, File No. 333-152224, Accession No. 0000892569-09-000468, and incorporated by reference herein.)